Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows (Details) - Liquidity Risk [Member]	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	RM 9,730,696	$ 2,302,741	RM 14,089,238
Other payables	2,119,398	501,550	3,105,476
Amounts due to related parties	8,734,750	2,067,054	4,001,850
Bank borrowing	46,566	11,020	53,029
Redeemable convertible preference shares	9,047,559	2,141,079	9,912,049
Lease liabilities	2,299,407	544,148	2,493,310
Total lease liabilities	31,978,376	$ 7,567,592	33,654,952
Within 1 Year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	9,730,696		14,089,238
Other payables	2,119,398		3,105,476
Amounts due to related parties	8,762,010		4,010,937
Bank borrowing	16,347		16,347
Redeemable convertible preference shares	4,360,684		4,622,304
Lease liabilities	637,564		629,136
Total lease liabilities	25,626,699		26,473,438
More Than 1 Year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowing	16,260		16,260
Redeemable convertible preference shares	6,683,010		7,083,959
Lease liabilities	732,504		689,248
Total lease liabilities	7,431,774		7,789,467
More Than 2 Years [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowing	18,918		27,048
Redeemable convertible preference shares
Lease liabilities	1,439,724		1,805,975
Total lease liabilities	1,458,642		1,833,023
More Than 5 Years [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables
Other payables
Amounts due to related parties
Bank borrowing
Redeemable convertible preference shares
Lease liabilities
Total lease liabilities
Total [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows [Line Items]
Trade payables	9,730,696		14,089,238
Other payables	2,119,398		3,105,476
Amounts due to related parties	8,762,010		4,010,937
Bank borrowing	51,525		59,655
Redeemable convertible preference shares	11,043,694		11,706,263
Lease liabilities	2,809,792		3,124,359
Total lease liabilities	RM 35,517,115		RM 36,095,928